Assets pledged - Carrying amount of the assets pledged as security against liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 179,162	£ 191,878
Loans and advances [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	43,383	41,772
Trading portfolio assets [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	63,143	73,899
Financial assets at fair value through the income statement [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	6,750	4,798
Financial investments [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged		15,058
Financial assets at fair value through other comprehensive income [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	10,354
Cash collateral [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 6,750	£ 4,798